CONVERTIBLE DEBENTURES (Details Narrative)								1 Months Ended					3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 15, 2021 USD ($) integer $ / shares	Sep. 14, 2020 USD ($) $ / shares shares	May 05, 2020 USD ($) $ / shares shares	Apr. 10, 2020 USD ($)	Nov. 12, 2019 USD ($) $ / shares shares	Jan. 10, 2019 USD ($) shares	Sep. 14, 2018 USD ($)	Apr. 16, 2021 USD ($) shares	Feb. 26, 2021 USD ($) $ / shares	Apr. 17, 2019 USD ($) $ / shares	Aug. 24, 2018 USD ($)	Mar. 20, 2018 USD ($)	Dec. 31, 2021 USD ($) $ / shares $ / bbl shares	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares $ / bbl shares	Dec. 31, 2019 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2019 USD ($) shares	May 20, 2021 $ / shares	May 05, 2021 $ / shares
Common stock shares authorized and unissued | shares													65,000,000			65,000,000
Common stock share reserve | shares													100,000,000			100,000,000
Strike Price | $ / bbl													0.3075			0.3075
Convertible note principal amount	$ 16,320,000			$ 103,200					$ 720,000
Issuance of common stock																$ 15,000,000
Common stock converted remaining principal shares | shares			2,039,069		179,984													35,887,170
Decrease in the fair value of derivative liability			$ 8,000		$ 2,000													$ 21,000
Expected volatility	209.90%		158.29%		98.46%											125.90%		158.29%
Fair value of derivative liability			$ 30,000		$ 8,000													$ 175,000
Risk-free interest rate	1.19%		0.13%		1.59%											69.00%		0.13%
Conversion price | $ / shares			$ 0.014		$ 0.11
Dividend rate	0.00%
Redemption fee								$ 110,000
Original discount	$ 1,300,000								120,000
Settlement of convertible note								720,000
Transaction expense amount	20,000
Amortization of beneficial conversion feature									$ 27,273					$ 3,269,505				$ 1,721,000
Debt issuance costs	2,035,000
Total redemption amount	1,000,000							842,972
Debt issuance costs fees paid in cash	$ 1,095,000
Common stock par value | $ / shares	$ 0.0001												$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Settlement paid by cash								$ 421,486
Warrants issued	$ 3,000,000
Settlement by issuance of shares | shares								1,303,982
Debt instrument fair value	$ 940,000
Trading days | integer	10
Debt discount	$ 2,448,000												$ (340,000)		$ 0	$ (576,364)		$ (47,273)	$ (577,228)
Accrued interest								$ 13,000
Stock price per share | $ / shares	$ 0.32												$ 0.305			$ 0.305					$ 0.55	$ 0.55
Interest rate	12.00%								12.00%
Conversion rate | $ / shares			$ 0.03						$ 0.36									$ 0.006
Change in conversion rate | $ / shares									$ 0.10									$ 0.03
Beneficial conversion feature									$ 164,000									$ 5,000,000
Note discount																		20,000
Outstanding principal																$ 77,000		735,000	$ 735,000
March 1, 2019, Debenture [Member]
Original discount																		18,000
Accrued interest																		$ 30,847
Interest rate																		10.00%
Conversion rate | $ / shares									$ 0.36									$ 0.25
Beneficial conversion feature																		$ 134,000
Purchase price																		150,000
Convertible promissory note																		168,000
Outstanding principal																		$ 168,000
Common stock converted shares | shares																		795,387
September 14, 2018, Debenture [Member]
Original discount							$ 10,250
Accrued interest							$ 13,695
Interest rate							12.00%
Convertible promissory note							$ 112,500
Outstanding principal							101,550
Default principal							81,970
Note purchased from third party							$ 197,215
March 20, 2018, Debenture [Member]
Convertible note principal amount												$ 84,000
Accrued interest												$ 5,040
Interest rate												12.00%
Note purchased from third party												$ 126,882
August 24, 2018, Debenture[Member]
Convertible note principal amount											$ 55,000
Accrued interest						$ 1,974
Interest rate											10.00%
Outstanding principal			$ 29,057			$ 55,000
Common stock converted shares | shares						9,291,354
Note purchased from third party						$ 82,612
Common stock converted amount						$ 57,164
March 31, 2019 [Member]
Accrued interest																				$ 6,711
Common stock converted shares | shares																				17,870,962
Common stock converted amount																				$ 120,171
April 17, 2019, Debenture [Member]
Conversion price | $ / shares										$ 0.124
Original discount										$ 10,000
Amortization of beneficial conversion feature																	$ 20,000
Interest rate										10.00%
Conversion rate | $ / shares		$ 0.124
Beneficial conversion feature										$ 59,000
Convertible promissory note										110,000
Common stock converted shares | shares		1,014,001
Common stock converted amount		$ 110,000
Liquidation damages of principal										$ 15,000